900 South Capital of Texas Highway Las Cimas IV, Fifth Floor Austin, TX 78746-5546 PHONE 512.338.5400 FAX 512.338.5499 www.wsgr.com

April 25, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Re:	Registration Statement on Form S-1 for Rackspace, Inc.

Ladies and Gentlemen:

Transmitted herewith is the Registration Statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the “Act”), by Rackspace, Inc., a Delaware corporation (“Rackspace”). The Registration Statement registers shares of Rackspace’s Common Stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Rackspace for five years. Please be advised that the $15,720.00 registration fee for the Registration Statement was previously transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

We respectfully request that you provide us with a letter of comments regarding the Registration Statement at your earliest convenience.

In addition, pursuant to Rule 461(a) of the Act, Rackspace hereby notifies you that it intends to request acceleration of effectiveness of the Registration Statement orally and that Rackspace and the underwriters are aware of their obligations under the Act.

If you should have any questions regarding the above or the Registration Statement, please do not hesitate to call the undersigned at (512) 338-5422. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI,

Professional Corporation

/s/ Brian K. Beard

Brian K. Beard, Esq.

cc:	Alan Schoenbaum
Rackspace, Inc.

Steven E. Bochner, Esq.
Derek L. Willis, Esq.
Wilson Sonsini Goodrich & Rosati, Professional Corporation

Paul E. Hurdlow, Esq.
Philip W. Russell, Esq.
DLA Piper US LLP

William H. Hinman, Jr., Esq.
Simpson Thacher & Bartlet LLP